Explanatory Notes to Form N-CEN Item C.17 (Principal Transactions)

The Registrant is providing the below information which it believes would be helpful in understanding the information reported in response to Item C.17 (Principal Transactions) of this Form.

As indicated by the Form N-CEN instructions for Item C.17, the Registrant has included the value of tender offers in the aggregate value of principal purchase/sales during the period in Item C.17.b. However, because tender offer principal transactions are not executed through a broker/dealer, this information has been excluded from Item C.17.a. For purposes of reconciling the value of principal transactions responses between Item C.17.a.vii and Item C.17.b, the Registrant is including the value of tender offer principal transactions below:

                                                                 Sale
                                                             Proceeds from
Fund Name	                                             Tender Offers
WisdomTree Dynamic Currency Hedged International Equity Fund...473,611.16 WisdomTree Dynamic Currency Hedged International SmallCap
   Equity Fund.................................................559,244.46
WisdomTree Emerging Markets Dividend Fund......................129,114.94
WisdomTree Europe Multifactor Fund..............................22,429.08
WisdomTree Japan Multifactor Fund................................4,429.21